Contents of Significant Accounts - Summary of Fair Value of Each Investment in Equity Instrument (Parenthetical) (Detail) shares in Millions	Nov. 05, 2021 shares
ChipBond Technology Corporation [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of shares exchanged in	53